Financing and Interest (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest on credit facilities	$ 13,300	$ 15,256
Interest on long-term notes	78,546	90,830
Interest on lease obligations	223	448
Cash interest	92,069	106,534
Early redemption expense	4,858	6,617
Accretion on asset retirement obligations	12,381	8,978
Early redemption expense	1,851	3,312
Financing and interest	$ 111,159	$ 125,441